United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 2/28/05



Item 1.     Schedule of Investments


Federated Capital Income Fund
Portfolio of Investments
February 28, 2005 (unaudited)


   Shares or
   Principal
   Amount                                                                           Value


                          Common Stocks--39.6%
                          CONSUMER DISCRETIONARY--4.9%
   51,700                 Delphi Auto Systems Corp.                                 355,179
   12,800                 Dow Jones & Co.                                           474,880
   42,400                 Electrolux AB, ADR, Class B                               2,041,984
   30,200                 La-Z Boy Chair Co.                                        451,490
   100,042                Limited, Inc.                                             2,378,998
   89,700                 Mattel, Inc.                                              1,876,524
   94,400                 May Department Stores Co.                                 3,257,744
   69,400                 Maytag Corp.                                              1,057,656
   38,700                 McDonald's Corp.                                          1,280,196
   110,100                Newell Rubbermaid, Inc.                                   2,454,129
   15,375                 Officemax, Inc.                                           485,388
   342,100                Pearson PLC, ADR                                          4,231,777
   111,000                Tupperware Corp.                                          2,274,390
   23,000                 Valeo SA, ADR                                             552,729
   23,400                 Whirlpool Corp.                                           1,491,750
                          Total                                                     24,664,814
                          CONSUMER STAPLES--3.4%
   18,600                 Albertsons, Inc.                                          416,454
   66,300                 Altria Group, Inc.                                        4,352,595
   43,200                 Coca-Cola Co.                                             1,848,960
   8,000                  Kimberly-Clark Corp.                                      527,840
   153,800                Loews Corp. - Carolina Group                              5,035,412
   10,900                 PepsiCo, Inc.                                             587,074
   107,600                Sara Lee Corp.                                            2,410,240
   55,800                 Unilever PLC, ADR                                         2,165,598
                          Total                                                     17,344,173
                          ENERGY--1.6%
   20,400                 ChevronTexaco Corp.                                       1,266,432
   74,100                 Exxon Mobil Corp.                                         4,691,271
   50,000                 Tidewater, Inc.                                           2,063,500
                          Total                                                     8,021,203
                          FINANCIALS--11.8%
   12,200                 ACE, Ltd.                                                 542,412
   147,600                Allstate Corp.                                            7,923,168
   12,000                 BB&T Corp.                                                469,800
   75,534                 Bank of America Corp.                                     3,523,661
   48,200                 Bank of New York Co., Inc.                                1,458,050
   27,600                 Capital Federal Financial                                 1,006,572
   7,000                  Chubb Corp.                                               553,770
   114,400                Citigroup, Inc.                                           5,459,168
   39,900                 Comerica, Inc.                                            2,277,492
   10,900                 Federal National Mortgage Association                     637,214
   53,000                 Friedman, Billings, Ramsey Group, Inc., Class A           983,150
   97,000                 J.P. Morgan Chase & Co.                                   3,545,350
   127,600                Lloyds TSB Group PLC, ADR                                 4,861,560
   110,200                MBNA Corp.                                                2,795,774
   56,700                 Mellon Financial Corp.                                    1,626,156
   40,800                 Montpelier Re Holdings Ltd.                               1,652,400
   37,500                 Morgan Stanley                                            2,117,625
   45,300                 Nationwide Financial Services, Inc., Class A              1,667,040
   183,600                New York Community Bancorp, Inc.                          3,370,896
   121,000                Regions Financial Corp.                                   3,903,460
   229,700                Trizec Properties, Inc.                                   4,123,115
   7,100                  UBS AG                                                    615,925
   132,900                U.S. Bancorp                                              3,953,775
                          Total                                                     59,067,533
                          HEALTHCARE--2.8%
   83,100                 GlaxoSmithKline PLC, ADR                                  4,007,082
   82,900                 Merck & Co., Inc.                                         2,627,930
   30,000                 Pfizer, Inc.                                              788,700
   156,500                Wyeth                                                     6,388,330
                          Total                                                     13,812,042
                          INDUSTRIALS--3.5%
   205,000                BAE Systems PLC, ADR                                      4,042,436
   248,100                General Electric Co.                                      8,733,120
   13,100                 Honeywell International, Inc.                             497,407
   22,000                 Quebecor World, Inc.                                      514,800
   40,800                 TPG NV - ADR                                              1,137,912
   8,400                  Union Pacific Corp.                                       532,980
   68,500                 Waste Management, Inc.                                    2,002,940
                          Total                                                     17,461,595
                          INFORMATION TECHNOLOGY--1.0%
   3,286          (1)     Freescale Semiconductor, Inc., Class B                    63,025
   105,700                Hewlett-Packard Co.                                       2,198,560
   29,769                 Motorola, Inc.                                            466,182
   81,000                 Nokia Oyj, ADR, Class A                                   1,307,340
   267,000                Premier Farnell PLC                                       932,766
                          Total                                                     4,967,873
                          MATERIALS--2.7%
   18,200                 Air Products & Chemicals, Inc.                            1,139,684
   15,600                 Ciba Specialty Chemical AG, ADR                           557,232
   33,800                 Du Pont (E.I.) de Nemours & Co.                           1,801,540
   92,400                 Hanson PLC, ADR                                           4,499,880
   33,700                 Southern Peru Copper Corp.                                2,120,067
   146,900                UPM - Kymmene OY, ADR                                     3,283,215
                          Total                                                     13,401,618
                          TELECOMMUNICATION SERVICES--4.0%
   152,100                AT&T Corp.                                                2,955,303
   45,100                 BCE, Inc.                                                 1,057,144
   54,700                 BellSouth Corp.                                           1,411,260
   192,300                Matav RT, ADR                                             4,905,573
   149,000                SBC Communications, Inc.                                  3,583,450
   191,200                TDC A/S, ADR                                              4,288,616
   83,400                 Telstra Corp. Ltd., ADR                                   1,747,230
                          Total                                                     19,948,576
                          UTILITIES--3.9%
   17,300                 Black Hills Corp.                                         548,410
   24,000                 DPL, Inc.                                                 611,520
   21,700                 Duke Energy Corp.                                         585,683
   71,200                 Edison International                                      2,312,576
   120,900                Energias de Portugal SA, ADR                              3,568,968
   9,300                  Equitable Resources, Inc.                                 551,955
   50,900                 Northeast Utilities Co.                                   950,303
   20,800                 ONEOK, Inc.                                               609,440
   92,600                 Pinnacle West Capital Corp.                               3,866,050
   40,100                 RWE AG, RDC                                               2,437,787
   209,500                Scottish & Southern Energy PLC, ADR                       3,540,152
                          Total                                                     19,582,844
                          Total Common Stocks (identified cost
                          $167,633,305)                                             198,272,271
                          Corporate Bonds--8.4%
                          Basic Industry - Metals & Mining--0.4%
$  1,500,000              Placer Dome, Inc., Bond, 8.5%, 12/31/2045                 1,759,574
                          Basic Industry - Paper--0.4%
   400,000                Westvaco Corp., Sr. Deb., 7.5%, 6/15/2027                 453,980
   1,400,000              Louisiana-Pacific Corp., 8.875%, 8/15/2010                1,647,057
                          Total                                                     2,101,037
                          Brewing--0.3%
   1,250,000      (2)     Bavaria, Series 144A, 8.875%, 11/01/2010                  1,387,500
                          Broadcast Radio & TV--0.4%
   1,900,000              Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032            2,308,500
                          Cable & Wireless Television--0.0%
   200,000                Innova S De R.L., 9.375%, 9/19/2013                       228,000
                          Capital Goods - Environmental--0.3%
   1,500,000              USA Waste Services Ins , Sr. Note, 7.125%,
                          10/01/2007                                                1,607,745
                          Communications - Media & Cable--0.5%
   1,000,000              Continental Cablevision, Sr. Deb., 9.5%,
                          8/1/2013                                                  1,069,750
   1,500,000              Continental Cablevision, Sr. Deb., 8.875%,
                          9/15/2005                                                 1,543,485
                          Total                                                     2,613,235
                          Communications - Media Noncable--0.8%
   750,000                Univision Communications, Inc., 7.85%, 7/15/2011          876,618
   1,000,000              British Sky Broadcasting Group PLC, 8.2%,
                          7/15/2009                                                 1,138,750
   1,500,000              News America Holdings, Note, 8.15%, 10/17/2036            1,934,021
                          Total                                                     3,949,389
                          Communications - Telecom Wirelines--0.3%
   1,500,000              Telecom de Puerto Rico, Note, 6.65%, 5/15/2006            1,541,115
                          Consumer Cyclical - Automotive--0.4%
   350,000                General Motors Acceptance, 4.5%, 7/15/2006                349,606
   1,500,000              General Motors Acceptance, 6.875%, 9/15/2011              1,489,289
                          Total                                                     1,838,895
                          Consumer Cyclical - Entertainment--0.1%
   500,000                Time Warner, Inc., Deb., 8.11%, 8/15/2006                 529,155
                          Consumer Non-Cyclical Tobacco--0.1%
   260,000                Philip Morris, Note, 6.375%, 2/1/2006                     265,840
                          Container & Glass Products--0.3%
   360,000                Vicap SA, Sr. Note, Series EXCH, 11.375%,
                          5/15/2007                                                 364,968
   1,200,000      (2)     Vitro SA, Note, Series 144A, 11.75%, 11/01/2013           1,224,000
                          Total                                                     1,588,968
                          Financial Institution - Banking--0.3%
   1,500,000              Corp Andina De Fomento, Bond, 7.375%, 1/18/2011           1,700,940
                          Financial Institution - Brokerage--0.3%
   1,500,000              Waddell & Reed Financial, Inc., 7.5%, 1/18/2006           1,548,720
                          Financial Institution - Insurance - P&C--0.4%
   2,000,000      (2)     MBIA Global Funding LLC, 2.875%, 11/30/2006               1,964,520
                          Financial Institution - REITs--0.3%
   1,500,000              Rouse Co., 5.375%, 11/26/2013                             1,428,537
                          Oil & Gas--1.4%
   1,160,000      (2)     Gazprom, Note, Series 144A, 9.625%, 3/01/2013             1,387,650
   1,500,000      (2)     Gaz Capital SA, Note, Series 144A, 8.625%,
                          4/28/2034                                                 1,770,000
   1,900,000              Pemex Project Funding Mas, Company Guarantee,
                          7.375%, 12/15/2014                                        2,113,750
   1,950,000      (2)     Petrozuata Finance Inc., Company Guarantee,
                          Series 144A, 8.22%, 4/01/2017                             1,920,750
                          Total                                                     7,192,150
                          Rail Industry--0.3%
   1,500,000              Transportacion Ferroviaria Mexicana SA DE CV,
                          Company Guarantee, 6/15/2009                              1,518,750
                          Sovereign--0.2%
   1,000,000      (2)     Aries Vermogensverwaltng, Note, Series 144A,
                          9.6%, 10/25/2014                                          1,243,750
                          Steel--0.3%
   700,000        (2)     CSN Islands IX Corp., Sr. Note, Series 144A,
                          10%, 1/15/2015                                            766,500
   900,000        (2)     CSN Islands VIII Corp., Company Guarantee,
                          Series 144A, 9.75%, 12/16/2013                            985,500
                          Total                                                     1,752,000
                          Telecommunications & Cellular--0.3%
   1,350,000              Philippine Long Distance , Sr. Unsub., 11.375%,
                          5/15/2012                                                 1,620,000
                          Utilities--0.3%
   1,200,000      (2)     CIA Saneamento Basico, Note, Series 144A, 12%,
                          6/20/2008                                                 1,392,000
                          Total CORPORATE BONDS (identified cost
                          $39,046,545)                                              43,080,320
                          Governments/Agencies--14.1%
                          Sovereign--14.1%
   1,392,662              Brazil, Gov Brady, C Bond, 8.00%, 4/15/2014               1,422,186
   1,411,776              Brazil, Gov Brady DCB, 4/15/2012                          1,368,576
   1,500,000              Brazil, Government of, 14.5%, 10/15/2009                  1,991,250
   2,900,000              Brazil, Government of, Bond, 11.5%, 3/12/2008             3,410,400
   3,320,000              Brazil, Government of, Note, 11.00%, 1/11/2012            4,000,600
   2,000,000              Brazil, Government of, Note, 12.00%, 4/15/2010            2,444,000
   950,000                Bulgaria, Government of, Bond, Series REGS,
                          8.25%, 1/15/2015                                          1,196,620
   1,740,000              Colombia, Government of, 10.00%, 1/23/2012                1,957,500
   750,000                Colombia, Government of, 10.75%, 1/15/2013                879,375
   1,000,000              Colombia, Republic of, Bond, 8.125%, 5/21/2024            955,000
   650,000                El Salvador, Government, Bond, Series REGS,
                          8.25%, 4/10/2032                                          684,125
   850,000        (2)     Guatemala, Government of, Note, Series 144A,
                          9.25%, 8/01/2013                                          995,563
   44,250,000             Mexican Fixed Rate Bonds, Series M 20, 8.00%,
                          12/07/2023                                                3,238,699
   37,140,500             Mexico Fixed Rate Bonds, Bond, Series MI10,
                          8.00%, 12/19/2013                                         2,960,909
   2,550,000              Mexico, Government of, Bond, 8.00%, 9/24/2022             3,005,685
   1,000,000              Mexico, Government of, Bond, 11.50%, 5/15/2026            1,575,000
   3,050,000              Mexico, Government of, Note, 7.50%, 1/14/2012             3,438,875
   700,000                Mexico, Government of, Note, 8.125%, 12/30/2019           836,465
   1,250,000              Peru, Government of, Note, 9.875%, 2/06/2015              1,515,625
   1,300,000              Philippines, Government, 9.875%, 1/15/2019                1,399,450
   850,000                Philippines, Government, Note, 8.25%, 1/15/2014           859,775
   1,100,000              Philippines, Government of, Note, 10.625%,
                          3/16/2025                                                 1,237,500
   1,000,000              Republic of Peru, 7.50%, 10/14/2014                       1,435,379
   4,100,000              Russia, Government of, Series REGS, 8.25%,
                          3/31/2010                                                 4,557,560
   1,500,000              Russia, Government of, Series REGS, 10.00%,
                          6/26/2007                                                 1,682,475
   7,300,000              Russia, Government of, Unsub., Series REGS,
                          3/31/2030                                                 7,692,375
   1,000,000              Turkey, Government of, 9.50%, 1/15/2014                   1,206,000
   2,750,000              Turkey, Government of, 11.00%, 1/14/2013                  3,537,875
   2,600,000              Turkey, Government of, Bond, 1/18/2006                    2,146,064
   630,018                Ukraine, Government of, Sr. Note, Series REGS,
                          11.00%, 3/15/2007                                         673,048
   1,000,000              Venezuela, Government of Brady Par, Par Bond,
                          Series X-B, 6.75%, 3/31/2020                              990,000
   1,100,000              Venezuela, Government of, 8.50%, 10/08/2014               1,130,250
   670,000                Venezuela, Government of, 9.375%, 1/13/2034               693,450
   1,250,000              Venezuela, Government of, 10.75%, 9/19/2013               1,450,000
   2,030,000              Venezuela, Government of, Bond, 9.25%, 9/15/2027          2,101,050
                          Total
                          GOVERNMENT/AGENCIES
                          (IDENTIFIED COST $61,833,241)                             70,668,704
                          Preferred Stocks--5.5%
                          CONSUMER DISCRETIONARY--0.4%
   77,500                 General Motors Corp., Conv. Pfd., Series C,
                          $3.13, Annual Dividend                                    1,897,975
                          FINANCIALS--0.9%
   59,300                 Chubb Corp., PRIDES, $1.75, Annual Dividend               1,766,547
   110,400                XL Capital Ltd., PEPS, $.1.63, Annual Dividend            2,698,176
                          Total                                                     4,464,723
                          HEALTH CARE--1.1%
   41,000                 Baxter International, Inc, PEPS, $3.50, Annual
                          Dividend                                                  2,320,600
   101,800        (2)     Morgan Stanley & Co., In, PERCS, Series MCK,
                          $1.48, Annual Dividend                                    3,193,975
                          Total                                                     5,514,575
                          INFORMATION TECHNOLOGY--1.9%
   130,700        (2)     Morgan Stanley & Co., In, PERCS, Series DOX,
                          $1.54, Annual Dividend                                    3,210,646
   155,400        (2)     Morgan Stanley & Co., Inc., PERCS, Series CHKP,
                          $1.33, Annual Dividend                                    3,192,693
   216,500        (2)     Morgan Stanley & Co., In, PERCS, Series CDN,
                          $0.86, Annual Dividend                                    2,958,473
                          Total                                                     9,361,812
                          TELECOMMUNICATION SERVICES--0.4%
   37,500                 Alltel Corp., DECS, $3.88, Annual Dividend                1,899,000
                          Thrifts & Mortgage Finance--0.3%
   13                     Federal National Mortgage Association, 5.375%,
                          12/30/2034                                                1,330,506
   8,800                  Washington Mutual, Inc., Conv. Pfd., $2.69,
                          Annual Dividend                                           484,440
                          Total                                                     1,814,946
                          UTILITIES--0.5%
   10,900                 American Electric Power , DECS, $4.63, Annual
                          Dividend                                                  479,600
   53,100                 ONEOK, Inc., PEPS, $2.13, Annual Dividend                 1,921,689
                          Total                                                     2,401,289
                          Total Preferred Stocks (identified cost
                          $25,206,613)                                              27,354,320
                          U.S. Treasury--1.8%
   6,300,000              United States Treasury Bond, 10.750%, 8/15/2005           6,525,666
   2,430,000              United States Treasury Bond, 12.000%, 5/15/2005           2,476,413
                          Total U.S. TREASURY (IDENTIFIED COST
                          $10,593,872)                                              9,002,079
                          PURCHASED PUT OPTION--0.0%(1)
   6,200,000              MORGAN STANLEY MXN PUT USD CALL( PUT-Option )
                          Strike Price:11.25; Expiration Date:25-Apr-2005
                          (IDENTIFIED COST $80,135)                                 64,170
                          Mutual Funds--26.7%(3)
   2,339,241              Federated Mortgage Core Portfolio                         23,626,333
   15,576,444             High Yield Bond Portfolio                                 110,281,225
                          Total MUTUAL FUNDS (IDENTIFIED COST
                          $121,279,410)                                             133,907,558
                          Repurchase Agreement--3.4%
   16,937,000             Interest in $2,000,000,000 joint repurchase
                          agreement with Barclays Capital, Inc., 2.64%,
                          dated 2/28/2005 to be repurchased at
                          $16,938,242 on  3/1/2005, collateralized by
                          U.S. Government Agency Obligations with various
                          maturities to 11/15/2030, collateral market
                          value $2,040,000,470 (AT AMORTIZED COST)                  16,937,000
                          Total
                          Investments--99.5%
                           (identified cost $442,610,121)(4)                        499,286,422
                          other assets and liabilities--net--0.5%                     2,520,918
                          total net assets--100%                              $      501,807,340

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At February 28, 2005, these securities amounted to $27,593,520 which represents 5.5% of total net assets.
3      Affiliated companies.
4      The cost of investments for federal tax purposes amounts to
       $444,768,980. The net unrealized appreciation of investments for federal tax purposes was $54,517,442. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,428,123 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,910,681.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over -the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which may vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price furnished by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust (Core Trust) which is managed by Federated Investment management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed-income securities. Federated receives no advisory fee or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income, Capital gains distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statement is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


The following acronyms are used throughout this portfolio:
ADR              --American Depositary Receipt
DECS             --Dividend Enhanced Convertible Stock
PEPS             --Participating Equity Preferred Stock
PERCS            --Preferred Equity Redemption Cumulative Stock
PRIDES           --Preferred Redeemable Increased Dividend Equity Securities
REITs            --Real Estate Investment Trusts


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005